Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule of Carrying Amount of Real Estate Investments
A summary of information related to our investments in real estate as of December 31, 2012 is as follows (in thousands):

	Encum- brances	Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount of Which Carried at Close of Period			Accum- ulated Depre- ciation (4)	Year Acquired (a) or Con- structed (c)
		Land (1)	Buildings and Improve- ments	Improve- ments	Carrying Costs	Land (2)	Buildings and Improve- ments	Total (3)
Office Properties
Los Angeles, CA
Gas Company Tower 525-555 W. Fifth Street	$458,000	$33,425	$16,043	$280,707	$54,464	$59,588	$325,051	$384,639	$(117,612)	1991 (c)
US Bank Tower (5)(6) 633 W. Fifth Street	260,000	21,233	—	279,614	38,122	41,183	297,786	338,969	(97,906)	1989 (c)
Wells Fargo Tower 333 S. Grand Avenue	550,000	4,073	—	318,960	**	33,795	289,238	323,033	(118,710)	1982 (c)
777 Tower 777 S. Figueroa Street	273,000	34,864	251,556	25,825	—	34,864	277,381	312,245	(72,122)	2005 (a)
KPMG Tower (5) 355 S. Grand Avenue	365,000	4,666	—	242,169	**	15,386	231,449	246,835	(103,171)	1983 (c)
Miscellaneous investments (7)	44,281	45,422	—	51,662	6,765	46,535	57,314	103,849	(32,093)
	$1,950,281	$143,683	$267,599	$1,198,937	$99,351	$231,351	$1,478,219	$1,709,570	$(541,614)
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**	Information on carrying costs capitalized is not available; such costs are included with improvements for the Wells Fargo Tower and KPMG Tower.

(1)	Amounts shown in “Land” include land and land held for development.

(2)	During 2012, we recorded a $2.1 million impairment charge as part of continuing operations to write down land to its estimated fair value.

(3)	The aggregate gross cost of our investments in real estate for federal income tax purposes approximated $1.4 billion (unaudited) as of December 31, 2012.

(4)
Depreciation in the consolidated statements of operations is computed on a straight-line basis over the following estimated useful lives: buildings and improvements (25 to 50 years); tenant improvements (the shorter of the estimated useful life or lease term); and furniture, fixtures and equipment (5 years).

(5)	US Bank Tower includes the Westlawn off-site parking garage and the KPMG Tower includes the X-2 off-site parking garage.

(6)	On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. See Note 21 “Subsequent Events.”

(7)	Includes amounts attributable to Plaza Las Fuentes, which was sold on July 18, 2013. See Note 21 “Subsequent Events.”

Schedule of Real Estate Investments and Accumulated Depreciation
The following is a reconciliation of our investments in real estate and accumulated depreciation (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Investments in Real Estate
Balance at beginning of period	$2,586,980	$3,063,186	$3,852,198
Additions during period:
Improvements	14,967	12,227	21,742
Deductions during period:
Dispositions	(890,256)	(462,618)	(599,184)
Impairment charges	(2,121)	(9,330)	(210,122)
Transfer to assets associated with real estate held for sale	—	(14,000)	—
Other	—	(2,485)	(1,448)
Balance at close of period	$1,709,570	$2,586,980	$3,063,186

Accumulated Depreciation
Balance at beginning of period	$(659,408)	$(668,328)	$(659,753)
Additions during period:
Depreciation expense	(62,563)	(82,345)	(103,022)
Deductions during period:
Dispositions	180,357	91,265	94,447
Balance at close of period	$(541,614)	$(659,408)	$(668,328)